Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

14. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common stock outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common stock and dilutive potential common stock outstanding during the three months ended March 31, 2024 and 2023.

	For the Three Months Ended
	March 31, 2024	March 31, 2023
	(Unaudited)
Numerator:
Net loss attributable to ABVC’s common stockholders	$(3,932,976)	$(1,823,695)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	9,736,150	3,307,577
Stock options	–	–
Weighted-average shares outstanding - Diluted	9,736,150	3,307,577

Loss per share
-Basic	$(0.40)	$(0.55)
-Diluted	$(0.40)	$(0.55)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

14. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the years ended December 31, 2023 and 2022.

	For the Year Ended
	December 31, 2023	December 31, 2022
Numerator:
Net loss attributable to ABVC’s common stockholders	$(10,856,656)	$(16,423,239)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	4,335,650	3,166,460
Stock options
Weighted-average shares outstanding - Diluted	4,335,650	3,166,460

Loss per share
-Basic	$(2.43)	$(5.19)
-Diluted	$(2.43)	$(5.19)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.